Retirement Benefit Arrangements - Active Defined Benefit Plan (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure - Defined contribution plan
Incurred expense for defined contribution arrangements		$ 13,000	$ 13,000	$ 13,000
Zurich Plan
Funded status:
Unfunded pension obligation at beginning of year		62,050	44,442
Change in pension obligation:
Service cost		11,811	10,961
Interest cost		228	520
Plan participants’ contributions		4,048	4,056
Actuarial (gain) loss		(24,211)	12,023
Benefits paid		(1,651)	(3,910)
Foreign currency adjustments		(8,735)	20,550
Settlements		(20,682)	0
Change in pension obligation		(39,192)	44,200
Change in fair value of plan assets:
Actual return on plan assets		6,847	2,820
Employer contributions		8,035	7,941
Plan participants’ contributions		4,048	4,056
Benefits paid		(1,651)	(3,910)
Foreign currency adjustments		(6,375)	15,685
Settlements		(20,682)	0
Change in fair value of plan assets		(9,778)	26,592
Funded status:
Unfunded pension obligation at end of year		32,636	62,050	$ 44,442
Additional information:
Projected benefit obligation at end of year	[1]	202,920	242,112
Accumulated pension obligation at end of year	[2]	$ 194,730	$ 231,419
Pension obligation - assumptions used
Discount rate		0.20%	0.10%	0.25%
Interest crediting rate		1.00%	1.00%	1.00%
Rate of compensation increase		2.00%	2.00%	2.00%
Net periodic benefit cost - assumptions used
Discount rate		0.10%	0.25%	1.00%
Interest crediting rate		1.00%	1.00%	1.00%
Expected return on plan assets		3.50%	3.50%	3.50%
Rate of compensation increase		2.00%	2.00%	2.00%
Defined Benefit Plan Estimated Future Benefit Payments Abstract
2022		$ 8,578
2023		9,219
2024		8,838
2025		9,824
2026		11,457
2027 to 2031		49,075
Significant other observable inputs (Level 2) | Insured funds | Zurich Plan
Additional information:
Fair value of plan assets at end of year		$ 170,284	$ 180,062
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plans, Accumulated Benefits, Vesting Period		4 years

[1]	Represents the actuarial present value of all benefits attributed to employee service rendered to December 31, measured using assumptions as to future compensation levels
[2]	Represents the actuarial present value of benefits (whether vested or non-vested) attributed to employee service rendered and compensation to December 31, with no assumption about future compensation levels